Stockholders' Equity - Summary of Changes in Common Shares Available for Awards under 2005 Contingent Stock Plan (Detail) (USD $)	12 Months Ended										12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Restricted Stock SLO Awards [Member]	Dec. 31, 2012 Restricted Stock SLO Awards [Member]	Dec. 31, 2011 Restricted Stock SLO Awards [Member]	Dec. 31, 2013 2005 Contingent Stock Plan [Member]	Dec. 31, 2012 2005 Contingent Stock Plan [Member]	Dec. 31, 2011 2005 Contingent Stock Plan [Member]	Dec. 31, 2010 2005 Contingent Stock Plan [Member]	Dec. 31, 2013 2005 Contingent Stock Plan [Member] Restricted Stock [Member]	Dec. 31, 2012 2005 Contingent Stock Plan [Member] Restricted Stock [Member]	Dec. 31, 2011 2005 Contingent Stock Plan [Member] Restricted Stock [Member]	Dec. 31, 2013 2005 Contingent Stock Plan [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 2005 Contingent Stock Plan [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 2005 Contingent Stock Plan [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2013 2005 Contingent Stock Plan [Member] Restricted Stock SLO Awards [Member]	Dec. 31, 2012 2005 Contingent Stock Plan [Member] Restricted Stock SLO Awards [Member]	Dec. 31, 2011 2005 Contingent Stock Plan [Member] Restricted Stock SLO Awards [Member]	Dec. 31, 2013 2005 Contingent Stock Plan [Member] Restricted Stock Units RSU SLO Awards [Member]	Dec. 31, 2012 2005 Contingent Stock Plan [Member] Restricted Stock Units RSU SLO Awards [Member]	Dec. 31, 2011 2005 Contingent Stock Plan [Member] Restricted Stock Units RSU SLO Awards [Member]	Dec. 31, 2011 2009 Two-year PSU Awards [Member]	Dec. 31, 2013 2009 Three-year PSU Awards [Member]	Dec. 31, 2012 2009 Three-year PSU Awards [Member]	Dec. 31, 2013 2010 Three-year PSU Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares available, beginning of year							5,562,935	6,426,953	7,909,064	4,997,297
Additional restricted stock shares available due to 2011 amendment to the 2005 Contingent Stock Plan													4,000,000
Restricted stock shares awarded				(51,321)	(135,343)	(24,515)					(398,230)	(703,620)	(308,650)	(187,595)	(191,700)	(133,650)	(21,505)	(3,788)	(6,080)	(51,033)	(6,795)	(28,516)	(1,114,139)		(1,155,018)	(472,865)
Restricted stock shares forfeited											40,100	41,700	41,400	3,500	12,200	3,500
Shares withheld for taxes	223,610	524,910	457,902
Number of shares available, end of year							5,562,935	6,426,953	7,909,064	4,997,297
Weighted average per share market value of awards on grant date							$ 27.20	$ 17.19	$ 24.93